T. ROWE PRICE Global Stock Fund
July 31, 2025 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 1.2%
Common Stocks 1.2%
MercadoLibre (USD) (1) 33,925 80,534
Total Argentina (Cost $55,018) 80,534
CANADA 1.6%
Common Stocks 1.6%
Franco-Nevada (USD)  177,500 28,281
Shopify, Class A (USD) (1) 701,012 85,671
Total Canada (Cost $79,169) 113,952
CAYMAN ISLANDS 0.1%
Convertible Preferred Stocks 0.1%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $1,264
(USD) (1)(2)(3) 25,648 7,619
Total Cayman Islands (Cost $1,264) 7,619
CHINA 2.3%
Common Stocks 2.3%
Alibaba Group Holding (HKD)  1,207,500 18,155
Tencent Holdings (HKD)  1,990,500 139,359
Total China (Cost $148,035) 157,514
FRANCE 1.9%
Common Stocks 1.9%
Airbus  203,495 40,913
Societe Generale  1,384,705 88,384
Total France (Cost $100,273) 129,297
GERMANY 2.8%
Common Stocks 2.0%
Infineon Technologies  1,705,272 66,988
Rheinmetall  24,104 47,714

T. ROWE PRICE Global Stock Fund

Shares $ Value
(Cost and value in $000s)
SAP  96,877 27,703
142,405
Preferred Stocks 0.8%
Sartorius  252,357 53,740
53,740
Total Germany (Cost $145,522) 196,145
INDIA 2.7%
Common Stocks 2.7%
Bharti Airtel  4,114,559 89,571
ICICI Bank  4,214,709 70,973
Kotak Mahindra Bank  1,237,320 27,877
Total India (Cost $163,437) 188,421
ISRAEL 0.5%
Common Stocks 0.5%
CyberArk Software (USD) (1) 87,400 35,962
Total Israel (Cost $30,004) 35,962
ITALY 1.2%
Common Stocks 1.2%
PRADA (HKD)  2,790,800 15,190
UniCredit  899,030 66,145
Total Italy (Cost $66,169) 81,335
JAPAN 5.5%
Common Stocks 5.5%
Asics  2,650,000 62,300
Chugai Pharmaceutical (4) 2,205,600 105,730
Disco  184,000 54,377
Mitsubishi Heavy Industries  2,194,600 52,399
Mitsubishi UFJ Financial Group  2,765,300 38,113
Nintendo  876,100 73,223
Total Japan (Cost $277,790) 386,142

T. ROWE PRICE Global Stock Fund

Shares $ Value
(Cost and value in $000s)
NETHERLANDS 3.2%
Common Stocks 3.2%
Adyen (1) 53,309 91,433
ASM International  136,859 66,248
BE Semiconductor Industries  486,042 65,670
Total Netherlands (Cost $193,684) 223,351
SINGAPORE 0.9%
Common Stocks 0.9%
Sea, ADR (USD) (1) 383,477 60,072
Total Singapore (Cost $53,087) 60,072
SOUTH KOREA 1.6%
Common Stocks 1.6%
Samsung Electronics  1,146,421 58,426
SK Hynix  277,121 53,711
Total South Korea (Cost $89,599) 112,137
SWEDEN 0.3%
Common Stocks 0.3%
Spotify Technology (USD) (1) 39,200 24,560
Total Sweden (Cost $27,022) 24,560
SWITZERLAND 0.5%
Common Stocks 0.5%
UBS Group  918,746 34,144
Total Switzerland (Cost $35,199) 34,144
TAIWAN 4.5%
Common Stocks 4.5%
Airtac International Group  1,665,000 47,355
Alchip Technologies  444,000 56,760
MediaTek  557,000 25,223

T. ROWE PRICE Global Stock Fund

Shares $ Value
(Cost and value in $000s)
Taiwan Semiconductor Manufacturing  4,865,000 187,299
Total Taiwan (Cost $182,713) 316,637
UNITED KINGDOM 6.2%
Common Stocks 6.2%
Barclays  17,644,048 86,245
London Stock Exchange Group  444,923 54,234
Rolls-Royce Holdings  3,175,599 45,071
Standard Chartered  4,782,684 85,739
Unilever  2,807,526 162,894
Total United Kingdom (Cost $375,369) 434,183
UNITED STATES 63.2%
Common Stocks 62.3%
Advanced Micro Devices (1) 992,294 174,951
Alphabet, Class A  368,779 70,769
Amazon.com (1) 982,539 230,022
Apple  916,411 190,219
AppLovin, Class A (1) 62,484 24,413
Ares Management, Class A  113,700 21,095
Arista Networks (1) 489,100 60,267
Bank of America  2,541,470 120,135
Block (1) 1,122,000 86,686
Boeing (1) 386,287 85,694
Broadcom  504,886 148,285
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $11,369 (1)
(2)(3) 6,670 9,673
Carvana (1) 96,691 37,726
Caterpillar  162,000 70,959
Charles Schwab  1,039,821 101,622
Chipotle Mexican Grill (1) 396,000 16,981
Citigroup  1,471,006 137,833
CME Group  543,611 151,276
Colgate-Palmolive  802,394 67,281
ConocoPhillips  685,695 65,374
Constellation Energy  147,752 51,394
Crowdstrike Holdings, Class A (1) 56,300 25,592
Databricks, Class A, Acquisition Date: 7/24/20 - 8/28/20,
Cost $4,929 (1)(2)(3) 307,914 28,482
Deere  168,655 88,438
Diamondback Energy  241,872 35,957

T. ROWE PRICE Global Stock Fund

Shares $ Value
(Cost and value in $000s)
DoorDash, Class A (1) 210,300 52,628
Eli Lilly  66,851 49,474
Epic Games, Acquisition Date: 6/18/20 - 3/29/21,
Cost $22,057 (1)(2)(3) 35,359 18,286
Figma, Class A (1) 29,304 3,385
Freeport-McMoRan  1,145,404 46,091
General Electric  258,817 70,160
Howmet Aerospace  226,800 40,772
iCapital, Acquisition Date: 3/10/25 - 4/17/25, Cost $9,438 (1)
(2)(3) 674,163 9,438
Intuitive Surgical (1) 35,281 16,973
Kenvue  3,003,676 64,399
KKR  245,300 35,956
Mastercard, Class A  152,700 86,500
Meta Platforms, Class A  253,768 196,274
Microsoft  650,135 346,847
Natera (1) 227,500 30,408
Netflix (1) 49,524 57,418
NVIDIA  2,610,625 464,352
Palantir Technologies, Class A (1) 158,500 25,098
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $3,143 (1)
(2)(3) 834,772 259
Quanta Services  77,000 31,272
Reliance  44,561 12,929
Repligen (1) 294,835 34,516
Robinhood Markets, Class A (1) 237,400 24,464
ServiceNow (1) 29,200 27,539
Starbucks  189,437 16,890
Stripe, Class B, Acquisition Date: 5/18/21, Cost $2,609 (1)(2)
(3) 65,013 2,308
Synopsys (1) 164,557 104,242
Teledyne Technologies (1) 94,500 52,071
Tesla (1) 146,663 45,212
Texas Instruments  208,800 37,805
Thermo Fisher Scientific  57,800 27,032
Tradeweb Markets, Class A  273,673 37,917
UnitedHealth Group  69,366 17,311
Verily Life Sciences, Series B, Acquisition Date: 1/23/19,
Cost $1,402 (1)(2)(3) 11,378 375
Vertiv Holdings, Class A  246,600 35,905
Xcel Energy  1,696,607 124,599
4,348,229

T. ROWE PRICE Global Stock Fund

Shares $ Value
(Cost and value in $000s)
Convertible Preferred Stocks 0.9%
ABL Space Systems, Series A-8, Acquisition Date: 3/24/21,
Cost $7,106 (1)(2)(3) 179,047 39
ABL Space Systems, Series A-9, Acquisition Date: 10/22/21,
Cost $8,274 (1)(2)(3) 136,104 30
Anduril Industries, Series G, Acquisition Date: 4/17/25,
Cost $1,293 (1)(2)(3) 31,622 1,293
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $726 (1)(2)(3) 426 618
Canva, Series A-3, Acquisition Date: 11/4/21 - 12/17/21,
Cost $82 (1)(2)(3) 48 69
Canva, Series A-4, Acquisition Date: 12/17/21, Cost $7 (1)(2)
(3) 4 6
Databricks, Series F, Acquisition Date: 10/22/19,
Cost $2,194 (1)(2)(3) 153,273 14,178
Databricks, Series G, Acquisition Date: 2/1/21,
Cost $1,618 (1)(2)(3) 27,363 2,531
Databricks, Series H, Acquisition Date: 8/31/21,
Cost $5,195 (1)(2)(3) 70,698 6,539
Databricks, Series I, Acquisition Date: 9/14/23,
Cost $2,729 (1)(2)(3) 37,125 3,434
Form Energy, Series F, Acquisition Date: 10/4/24,
Cost $10,107 (1)(2)(3) 417,919 10,107
Freenome Holdings, Series B, Acquisition Date: 6/24/19,
Cost $1,003 (1)(2)(3) 220,032 1,025
Freenome Holdings, Series C, Acquisition Date: 8/14/20,
Cost $1,881 (1)(2)(3) 284,475 1,377
Freenome Holdings, Series D, Acquisition Date: 11/22/21,
Cost $3,927 (1)(2)(3) 520,600 2,572
Lightmatter, Series B-1, Acquisition Date: 12/16/24,
Cost $2,117 (1)(2)(3) 34,011 2,435
Lightmatter, Series D, Acquisition Date: 10/11/24,
Cost $10,512 (1)(2)(3) 131,020 9,380
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $7,672 (1)
(2)(3) 89,353 9,467
65,100
Total United States (Cost $3,225,321) 4,413,329
SHORT-TERM INVESTMENTS 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 4.36% (5)(6) 1,004 1
Total Short-Term Investments (Cost $1) 1

T. ROWE PRICE Global Stock Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 0.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 4.36% (5)(6) 3,056,910 3,057
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 3,057
Total Securities Lending Collateral (Cost $3,057) 3,057
Total Investments in Securities  100.2%
(Cost $5,251,733) $ 6,998,392
Other Assets Less Liabilities (0.2)% (17,411)
Net Assets 100.0% $ 6,980,981
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $141,540 and represents 2.0% of net assets.
(4) All or a portion of this security is on loan at July 31, 2025.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
HKD Hong Kong Dollar
USD U.S. Dollar

T. ROWE PRICE Global Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.36% $ — $ — $ 199++
Totals $ —# $ — $ 199+
Supplementary Investment Schedule
Affiliate
Value
10/31/24
Purchase
Cost
Sales
Cost
Value
7/31/25
T. Rowe Price Government
Reserve Fund, 4.36% $ 17,052  ¤  ¤ $ 3,058
Total $ 3,058^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $199 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $3,058.

T. ROWE PRICE Global Stock Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Global Stock Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Global Stock Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Global Stock Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Global Stock Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
July 31, 2025. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/
loss on Level 3 instruments held at July 31, 2025, totaled $(17,456,000) for the period ended July 31, 2025. Additionally, during the period, transfers into and/or out of Level 3 include securities acquired as a result of a corporate action.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 4,594,488 $ 2,205,566 $ 68,821 $ 6,868,875
Convertible Preferred Stocks — — 72,719 72,719
Preferred Stocks — 53,740 — 53,740
Short-Term Investments 1 — — 1
Securities Lending Collateral 3,057 — — 3,057
Total $ 4,597,546 $ 2,259,306 $ 141,540 $ 6,998,392
($000s)
Beginning
Balance
10/31/24
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Ending
Balance
7/31/25
Investment
in Securities
Common
Stocks $ 61,055 $ (1,672) $ 9,438 $ — $ — $ — $ 68,821
Convertible
Preferred
Stocks 70,915 782 3,410 (2,388) 15,381 (15,381) 72,719
Total $ 131,970 $ (890) $ 12,848 $ (2,388) $ 15,381 $ (15,381) $ 141,540

T. ROWE PRICE Global Stock Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F113-054Q3 07/25